STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

7. STOCKHOLDERS’ EQUITY (DEFICIT)

On September 15, 2020, the Company issued 1,050,000 shares of common stock in accordance with a strategic alliance agreement and as consideration for the purchase of 1,050,000 share of Psychedelitech, Inc. (“Psychedelitech”) (a private Ontario corporation). As a result of the transaction, the Company purchased 10% of Psychedelitech. The shares were recorded at fair value on the date of issuance of $26,250. As of December 31, 2022 and 2021, the investment in Psychedelitech is recorded at cost in the amount of $0 and $26,250, respectively.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

On January 19, 2021, the Company consummated its agreement with the former and current directors of 20/20 Global, Inc. (“20/20 Global”) that provide for: (i) 20/20 Global’s purchase for $350,000 in cash of all of the outstanding stock of Mycotopioa Therapies, Inc. (“MYC”), the Company’s wholly owned subsidiary, from Ehave under a Stock Purchase Agreement, resulting in MYC becoming a wholly owned subsidiary of 20/20 Global; and (ii) the change of control of 20/20 Global’s board of directors and management. In a related transaction, Ehave agreed to purchase 9,793,754 shares of 20/20 Global common stock from third parties, which constitutes approximately 75.77% of the issued and outstanding shares of 20/20 Global’s common stock, for $350,000 in cash. There was a change in control of 20/20 Global’s board of directors and the transaction was accounted for as a reverse merger in which Mycotopia Therapies, Inc. was deemed to be the accounting acquirer and 20/20 Global the legal acquirer. The Company acquired a controlling interest in 20/20 Global, changed its name to Mycotopia Therapies, Inc. (“Mycotopia”), and consolidated Mycotopia as of December 31, 2021. The Company recorded a non-controlling interest in the amount of negative $3,454 for the disposal of MYC and re- acquisition of Mycotopia. The purpose of this transaction was to monetize the Company’s subsidiary into a publicly traded company.

During the year ended December 31, 2021, the Company received aggregate investments of $1,502,000 and issued 22,682,142 shares of common stock, in the aggregate, from Regulation A Offerings.

During the year ended December 31, 2021, the Company issued $5,681,985 shares of common stock upon the cashless exercise of 6,709,890 warrants.

During the year ended December 31, 2021, the Company issued 141,635,524 shares of common stock, in the aggregate, upon the conversion of convertible promissory notes and accrued interest in the amount of $1,469,004, in the aggregate.

During the year ended December 31, 2022, the Company issued 58,800,000 shares of common stock, in the aggregate, upon the conversion of convertible promissory notes and accrued interest in the amount of $588,000, in the aggregate. (see Note 5).

STOCK BASED COMPENSATION

During the year ended December 31, 2022, the Company issued 58,800,000 shares of common stock, in the aggregate, upon the conversion of convertible promissory notes and accrued interest in the amount of 588,000, in the aggregate.

During the year ending December 31, 2021, the Company issued 7,354,312 shares of Ehave common stock for services rendered. The Company recorded stock based compensation of $2,936,647 for the fair value of the shares issued of $654,647 and $2,282,000 as equity for services rendered to Mycotopia.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2022 and 2021.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at January 1, 2021	28,693,368
Granted	7,337,000	0.01	1.50
Exercised	(6,709,890)	0.01
Forfeited	-
Warrants outstanding at December 31, 2021	29,320,478	0.01	0.44
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2022	29,320,478	0.01	3.52

The intrinsic value of warrants outstanding as of December 31, 2022 was $0.

The warrants granted during the period ending December 31, 2022 and 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31,
	2022	2021
Expected term, in years	2 - 5 years	1.5 years
Expected volatility	122% - 224%	100%
Risk free interest rate	0.08% - 1.57%	0.09% - 0.13%
Dividend yield	0%	0%